Commitments and Contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Capital commitments
Less than One Year	¥ 6,301,199
1-3 Years	19,266
3-5 Years	0
Total	6,320,465
Purchase obligations
Less than One Year	7,165,992
1-3 Years	137,850
35 Years	0
Total	7,303,842
Loss contingency	¥ 0